Warrants and Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants and Rights Note Disclosure [Abstract]
Summary of warrants issued to private placement stockholders and consultants

Grant Date	Number of Warrants Issued	Number of Warrants Exchanged	Number of Warrants Outstanding	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	4,766,666	4,650,000	116,666	$0.60 /$0.10	2.67
May 31, 2011 (A)	1,409,999	963,333	446,666	$0.60/$0.10	2.92
June 27, 2011 (A)	1,875,001	1,833,333	41,668	$0.60/$0.10	3.00
June 27, 2011 (B)	100,000	-	100,000	$1.00	2.00
July 12, 2011 (A)	83,333	83,333	-	$0.60/$0.10	3.00
December 27, 2011 (B)	50,000	-	50,000	$1.00	2.00

(A) Private placement warrants (these warrants are subject to down round full ratchet anti dilution provisions and based on the 2012 private placements at $0.10 per share, the exercise price has been adjusted to $0.10 until such later time as a lower down round offering takes place)
(B) Sponsorship agreement, including put option - see Note 10

Grant Date	Number of Warrants	Exercise Price	Expiration Term in Years
February 25, 2011 (A)	4,766,666	$0.60	3
May 31, 2011 (A)	1,409,999	$0.60	3
June 27, 2011 (A)	1,874,999	$0.60	3
June 27, 2011 (B)	100,000	$1.00	2
July 12, 2011 (A)	83,333	$0.60	3
December 27, 2011 (B)	50,000	$1.00	2

Summary of activity in warrants

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2011	-
Warrants granted	8,284,997	$0.61/$0.10
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61/$0.10
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(7,529,999)
Balance at June 30, 2012	754,998	$0.61/$0.10

	Shares Under Warrants	Weighted Average Exercise Price
Balance at January 1, 2010	-
Warrants granted	-
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2010	-
Warrants granted	8,284,997	$0.61
Warrants exercised	-
Warrants cancelled/expired	-
Balance at December 31, 2011	8,284,997	$0.61

Summary of warrants outstanding and exercisable

Warrants Outstanding and Exercisable
Range of Exercise Price		Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$0.60	(A)	604,998	2.30
$1.00		150,000	1.66
(A) The exercise price decreased to $0.10 in 2012 upon the closing of certain private placements

Warrants Outstanding and Exercisable
Range of Exercise Price	Warrants Outstanding and Exercisable	Weighted Average Remaining Contractual Life
$ 0.60 (A)	8,134,997	2.30
$ 1.00	150,000	1.66

Assumption used to value warrants using black scholes pricing model
	Grant Date	Number of Warrants Issued/ Outstanding	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement	116,666	$0.480	$0.10	1.92	184.00%	0.00%	0.51%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement	446,666	$0.480	$0.10	2.17	184.00%	0.00%	0.51%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement	41,668	$0.480	$0.10	2.25	184.00%	0.00%	0.51%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement	-	$0.480	$0.10	2.33	184.00%	0.00%	0.51%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

(A) Private placement warrants
(B) Remeasurement required at end of each period because of the down round full ratchet anti dilution provision
(C) Sponsorship agreement, including put option - see Note 10

	Grant Date	Number of Warrants	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	4,766,666	$0.500	$0.60	3.00	285.20%	0.00%	1.48%
(B)	Remeasurement		$0.105	$0.20	2.33	209.00%	0.00%	0.36%
(A)	05/31/11	1,409,999	$0.850	$0.60	3.00	208.89%	0.00%	0.79%
(B)	Remeasurement		$0.105	$0.20	2.59	209.00%	0.00%	0.36%
(A)	06/27/11	1,874,999	$0.670	$0.60	3.00	295.31%	0.00%	0.64%
(B)	Remeasurement		$0.105	$0.20	2.67	209.00%	0.00%	0.36%
(A)	07/12/11	83,333	$0.700	$0.60	3.00	278.00%	0.00%	0.42%
(B)	Remeasurement		$0.105	$0.20	2.75	209.00%	0.00%	0.36%
(C)	06/27/11	100,000	$0.670	$1.00	2.00	213.59%	0.00%	0.41%
(C)	12/23/11	50,000	$0.090	$1.00	2.00	209.00%	0.00%	0.28%

Options issued to purchase restricted common stock to directors and medical advisory board members

Issued to and Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - scientific advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10
Dr.Buzz Aldrin - director -May 24, 2012	250,000	$0.14	10

Grant Date	Number of Options	Exercise Price	Expiration Term in Years
Dr. Louis Aronne - director - July 14, 2011	250,000	$0.64	10
Dr. Louis Aronne - medical advisory board - July 14, 2011	500,000	$0.64	10
Dr. Robert Hariri - director - July 26, 2011	250,000	$0.69	10
Dr.Peter Diamandis - director -August 15, 2011	250,000	$0.45	10

Assumption used to value directors and advisory board option using black scholes option mode

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%
05/24/12	250,000	$0.140	$0.45	10.00	187.00%	0.00%	1.77%

Grant Date	Number of Options	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	750,000	$0.640	$0.64	10.00	287.00%	0.00%	2.98%
07/26/11	250,000	$0.690	$0.69	10.00	285.00%	0.00%	2.99%
08/15/11	250,000	$0.450	$0.45	10.00	284.00%	0.00%	2.29%

Summary of stock option activities

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2011	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61
Options granted	250,000	0.14
Options exercised	-
Options cancelled/expired	-
Balance at June 30, 2012	1,500,000	$0.53

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2010	-
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2010	-
Options granted	1,250,000	$0.61
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2011	1,250,000	$0.61

Summary of option outstanding and exercisable

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$0.64	750,000	9.04	$0.64	208,333	9.04
$0.69	250,000	9.08	$0.69	83,333	9.08
$0.45	250,000	9.13	$0.45	83,333	9.13
$0.14	250,000	9.92	$0.14	83,333	9.90

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$ 0.64	750,000	9.53	$0.64	208,333	9.53
$ 0.69	250,000	9.57	$0.69	83,333	9.57
$ 0.45	250,000	9.62	$0.45	83,333	9.62